Supplement to the
Fidelity® Select Portfolios®
Materials Sector
April 29, 2024
Prospectus

The following information replaces similar information for Gold Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Colin Anderson (Co-Portfolio Manager) has managed the fund since 2023.
Effective December 31, 2024, Mr. Anderson will no longer serve as Co-Portfolio Manager for the fund.
Ryan Oldham (Co-Portfolio Manager) has managed the fund since 2024.
Boris Shepov (Co-Portfolio Manager) has managed the fund since 2024.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Colin Anderson is Co-Portfolio Manager of Gold Portfolio, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Anderson has worked as a research associate, research analyst, and portfolio manager.
Effective December 31, 2024, Mr. Anderson will no longer serve as Co-Portfolio Manager of Gold Portfolio.
Ryan Oldham is Co-Portfolio Manager of Gold Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Oldham has worked as a research analyst and portfolio manager.
Boris Shepov is Co-Portfolio Manager of Gold Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shepov has worked as a research analyst and portfolio manager.
SELMT-PSTK-1224-122 1.918620.122	December 10, 2024
Supplement to the
Fidelity® Select Portfolios®
Gold Portfolio
Class A, Class M, Class C, Class I, and Class Z
April 29, 2024
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Colin Anderson (Co-Portfolio Manager) has managed the fund since 2023.
Effective December 31, 2024, Mr. Anderson will no longer serve as Co-Portfolio Manager for the fund.
Ryan Oldham (Co-Portfolio Manager) has managed the fund since 2024.
Boris Shepov (Co-Portfolio Manager) has managed the fund since 2024.
The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Colin Anderson is Co-Portfolio Manager of Gold Portfolio, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Anderson has worked as a research associate, research analyst, and portfolio manager.
Effective December 31, 2024, Mr. Anderson will no longer serve as Co-Portfolio Manager for the fund.
Ryan Oldham is Co-Portfolio Manager of Gold Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Oldham has worked as a research analyst and portfolio manager.
Boris Shepov is Co-Portfolio Manager of Gold Portfolio, which he has managed since 2024. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Shepov has worked as a research analyst and portfolio manager.
AGLD-PSTK-1224-135 1.847523.135	December 10, 2024